UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2013        to    December 31, 2013

Date of Report (Date of earliest event reported) January 31, 2014

Commission File Number of securitizer:        N/A

Central Index Key Number of securitizer:     0001599342

Name and telephone number, including area code, of the person to ontact in connection with this filing.

Ravi Sharma  (818) 746-2309

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 1  [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE

REPORT REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PennyMac Corp.	(Securitizer)

Date:	February 6, 2014

/s/Vandad Fartaj	(Signature)

By:	Vandad Fartaj
Title:	Chief Capital Markets Officer of PNMAC Capital Management, LLC, its Investment Advisor